Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure of financial assets
The carrying value and fair value of the Company's financial instruments carried on the consolidated statements of financial position are classified into the following categories:

	December 31, 2024		December 31, 2023
	Carrying value	Fair value	Carrying value	Fair value	Fair Value Measurement Hierarchy
Financial Assets
FVTPL
Financial Derivatives	$25,573	$25,573	$23,274	$23,274	Level 2
Total	$25,573	$25,573	$23,274	$23,274

Amortized cost
Cash	$16,610	$16,610	$55,815	$55,815	—
Trade receivables	387,266	387,266	339,405	339,405
Total	$403,876	$403,876	$395,220	$395,220

Financial Liabilities
FVTPL
Financial Derivatives	$(1,645)	$(1,645)	$—	$—	Level 2
Total	$(1,645)	$(1,645)	$—	$—

Amortized cost
Trade payables	$(512,473)	$(512,473)	$(477,295)	$(477,295)	—
Dividends payable	(17,598)	(17,598)	(18,381)	(18,381)	—
Credit Facilities (1)	(324,346)	(341,207)	(848,749)	(864,736)	—
Long-term notes	(1,932,890)	(1,990,598)	(1,562,361)	(1,653,118)	Level 1
Total	$(2,787,307)	$(2,861,876)	$(2,906,786)	$(3,013,530)
(1)     The difference in the carrying value and fair value of the Credit Facilities is due to unamortized debt issuance costs. Refer to Note 8.
The Company's trade receivables, net of the allowance for doubtful accounts, were aged as follows:

	December 31, 2024	December 31, 2023
Current (less than 30 days)	$383,968	$321,450
31-60 days	1,224	14,836
61-90 days	492	461
Past due (more than 90 days)	1,582	2,658
	$387,266	$339,405

Disclosure of financial liabilities
The carrying value and fair value of the Company's financial instruments carried on the consolidated statements of financial position are classified into the following categories:

	December 31, 2024		December 31, 2023
	Carrying value	Fair value	Carrying value	Fair value	Fair Value Measurement Hierarchy
Financial Assets
FVTPL
Financial Derivatives	$25,573	$25,573	$23,274	$23,274	Level 2
Total	$25,573	$25,573	$23,274	$23,274

Amortized cost
Cash	$16,610	$16,610	$55,815	$55,815	—
Trade receivables	387,266	387,266	339,405	339,405
Total	$403,876	$403,876	$395,220	$395,220

Financial Liabilities
FVTPL
Financial Derivatives	$(1,645)	$(1,645)	$—	$—	Level 2
Total	$(1,645)	$(1,645)	$—	$—

Amortized cost
Trade payables	$(512,473)	$(512,473)	$(477,295)	$(477,295)	—
Dividends payable	(17,598)	(17,598)	(18,381)	(18,381)	—
Credit Facilities (1)	(324,346)	(341,207)	(848,749)	(864,736)	—
Long-term notes	(1,932,890)	(1,990,598)	(1,562,361)	(1,653,118)	Level 1
Total	$(2,787,307)	$(2,861,876)	$(2,906,786)	$(3,013,530)
(1)     The difference in the carrying value and fair value of the Credit Facilities is due to unamortized debt issuance costs. Refer to Note 8.

Carrying amounts of U.S. dollar denominated monetary assets and liabilities
The carrying amounts of the Company’s U.S. dollar denominated monetary assets and liabilities recorded in entities with a Canadian dollar functional currency at the reporting date are as follows:

	Assets		Liabilities
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
U.S. dollar denominated	US$21,450	US$17,923	US$1,399,881	US$1,249,725

Disclosure of financial derivative contracts
Baytex had the following commodity financial derivative contracts outstanding as at March 4, 2025.

	Remaining Period	Volume	Price/Unit (1)	Index
Oil
Basis differential	Jan 2025 to Dec 2025	2,000 bbl/d	WTI less US$2.75/bbl	MSW
Basis differential	Jan 2025 to Jun 2025	3,000 bbl/d	WTI less US$13.50/bbl	WCS
Basis differential	Jul 2025 to Dec 2025	2,500 bbl/d	WTI less US$13.50/bbl	WCS
Basis differential	Jan 2025 to Dec 2025	14,000 bbl/d	WTI less US$13.10/bbl	WCS
Basis differential (3)	Apr 2025 to Dec 2025	5,000 bbl/d	WTI less US$13.50/bbl	WCS
Collar	Jan 2025 to Mar 2025	5,000 bbl/d	US$60.00/US$88.70	WTI
Collar	Jan 2025 to Mar 2025	2,500 bbl/d	US$60.00/US$90.20	WTI
Collar	Jan 2025 to Mar 2025	2,500 bbl/d	US$60.00/US$90.05	WTI
Collar	Jan 2025 to Mar 2025	7,500 bbl/d	US$60.00/US$90.00	WTI
Collar	Jan 2025 to Jun 2025	2,500 bbl/d	US$60.00/US$94.25	WTI
Collar	Jan 2025 to Jun 2025	2,500 bbl/d	US$60.00/US$93.90	WTI
Collar	Jan 2025 to Jun 2025	5,000 bbl/d	US$60.00/US$91.95	WTI
Collar	Jan 2025 to Jun 2025	2,500 bbl/d	US$60.00/US$90.00	WTI
Collar	Jan 2025 to Jun 2025	3,000 bbl/d	US$60.00/US$89.55	WTI
Collar	Apr 2025 to Jun 2025	2,000 bbl/d	US$60.00/US$88.17	WTI
Collar	Apr 2025 to Jun 2025	5,000 bbl/d	US$60.00/US$90.50	WTI
Collar	Apr 2025 to Jun 2025	3,000 bbl/d	US$60.00/US$90.60	WTI
Collar	Jan 2025 to Dec 2025	4,500 bbl/d	US$60.00/US$80.00	WTI
Collar (2)	Jul 2025 to Dec 2025	27,500 bbl/d	US$60.00/US$80.00	WTI
Collar (2)	Oct 2025 to Dec 2025	3,500 bbl/d	US$60.00/US$80.00	WTI
Collar (2)	Apr 2025 to Sep 2025	8,000 bbl/d	US$60.00/US$80.00	WTI

Natural gas
Collar	Jan 2025 to Dec 2025	7,000 mmbtu/d	US$3.00/US$4.01	NYMEX
Collar	Jan 2025 to Dec 2025	5,000 mmbtu/d	US$3.25/US$4.03	NYMEX
Collar	Jan 2025 to Dec 2025	5,000 mmbtu/d	US$3.25/US$4.08	NYMEX
Collar	Jan 2025 to Dec 2025	3,000 mmbtu/d	US$3.25/US$4.135	NYMEX
Collar	Jan 2025 to Dec 2025	5,500 mmbtu/d	US$3.25/US$4.14	NYMEX
Collar	Jan 2025 to Dec 2025	7,000 mmbtu/d	US$3.00/US$4.32	NYMEX
Collar	Jan 2025 to Dec 2025	3,000 mmbtu/d	US$3.00/US$4.85	NYMEX
Collar	Jan 2025 to Dec 2025	8,000 mmbtu/d	US$3.00/US$4.855	NYMEX
Collar	Jan 2025 to Jun 2025	3,000 mmbtu/d	US$3.00/US$4.05	NYMEX
Collar	Jul 2025 to Dec 2025	9,000 mmbtu/d	US$3.00/US$4.05	NYMEX
Collar	Jan 2026 to Dec 2026	10,000 mmbtu/d	US$3.25/US$4.25	NYMEX
Collar	Jan 2026 to Dec 2026	11,000 mmbtu/d	US$3.25/US$5.02	NYMEX
AECO basis differential	Jan 2025 to Mar 2025	5,000 mmbtu/d	NYMEX less US$1.27/mmbtu	NYMEX
AECO basis differential	Apr 2025 to Jun 2025	5,000 mmbtu/d	NYMEX less US$1.19/mmbtu	NYMEX
(1)Based on the weighted average price per unit for the period.
(2)Contracts include deferred premiums to be paid throughout the contract term. The weighted average deferred premium is $0.87/bbl.
(3)Contract entered subsequent to December 31, 2024.

Disclosure of financial derivatives marked-to-market
The following table sets forth the realized and unrealized gains and losses recorded on financial derivatives.

	Years Ended December 31
	2024	2023
Realized financial derivatives gain	$(1,447)	$(36,212)
Unrealized financial derivatives (gain) loss	(654)	11,517
Financial derivatives gain	$(2,101)	$(24,695)

Disclosure of cash outflows relating to financial liabilities
The timing of cash outflows relating to financial liabilities as at December 31, 2024 is outlined in the table below:

	Total	2025	2026-2027	2028-2029	2030 and beyond
Trade payables	$512,473	$512,473	$—	$—	$—
Financial derivatives	1,645	—	1,645	—	—
Credit Facilities - principal	341,207	—	—	341,207	—
Long-term notes - principal (1)	1,980,619	—	—	—	1,980,619
Interest on long-term notes (2)	962,531	159,035	318,069	318,069	167,358
	$3,798,475	$671,508	$319,714	$659,276	$2,147,977
(1)The US$800.0 million principal amount of 8.50% senior unsecured notes is due April 30, 2030 and the US$575.0 million principal amount of 7.375% senior unsecured notes is due March 15, 2032.
(2)Excludes interest on Credit Facilities as interest payments on Credit Facilities fluctuate based on amounts outstanding and the prevailing interest rate at the time of borrowing.